Consolidated Statements of Operations - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Research and development expenses	£ (25,062)	£ (36,426)	£ (36,834)
Administrative expenses	(6,063)	(7,291)	(8,529)
Impairment of intangible assets	(503)	(292)	(2,809)
Net foreign exchange gains (losses)	(1,156)	4,887	267
Operating loss	(32,784)	(39,122)	(47,905)
Finance income	754	669	103
Loss before tax	(32,030)	(38,453)	(47,802)
Income tax credit	4,398	6,432	7,269
Loss for the year attributable to equity holders of the Company	£ (27,632)	£ (32,021)	£ (40,533)
Basic loss per share	£ (0.53)	£ (0.61)	£ (0.78)
Diluted loss per share	£ (0.53)	£ (0.61)	£ (0.78)